Supplemental Condensed Combined Consolidated Balance Sheets (Unaudited), (Parenthetical)	Sep. 30, 2012	Dec. 31, 2011
EQUITY (DEFICIT)
Common unitholders (units)	15,930,416	15,254,890
Subordinated unitholders (units)	15,254,890	15,254,890
General partner (units)	636,307	622,649